SCHEDULE OF RECONCILIATION OF INCOME TAXES EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory federal income tax rate			21.00%	21.00%
Effect of foreign tax rate difference			(0.00%)	(1.00%)
Valuation allowances			(40.00%)	(22.00%)
Others			19.00%	2.00%
Effective tax rate			0.00%	0.00%
Computed expected expenses			$ 68,620	$ (82,036)
Effect of foreign tax rate difference			(92)	2,638
Valuation allowances			(130,551)	85,278
Others			62,023	(5,880)
Income tax expense					$ 118,991	$ 96,712